Trade Payables (Tables)	6 Months Ended
Dec. 31, 2024
Trade Payables [Abstract]
Schedule of Trade Payables
	December 31, 2024	June 30, 2024
	RM	RM
Current
Trade payables
- Third parties	46,900,000	-
- Related parties	-	300,000
	46,900,000	300,000